Segment Information (Tables)	12 Months Ended
Nov. 30, 2017
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

	As of and for the years ended November 30,
(in millions)	Revenues	Operating Costs and Expenses	Selling and Administrative	Depreciation and Amortization	Operating Income (Loss)		Capital Expenditures	Total Assets
2017
North America	$11,135	$6,338	$1,284	$1,136	$2,376		$1,497	$23,907
EAA	6,158	4,082	720	620	648	(a)	1,011	14,672
Cruise Support	129	66	246	53	(235)		431	1,739
Tour and Other	236	163	15	37	20		5	459
Intersegment elimination	(148)	(148)	—	—	—		—	—
	$17,510	$10,501	$2,265	$1,846	$2,809		$2,944	$40,778
2016
North America	$10,267	$5,786	$1,220	$1,056	$2,205		$2,069	$23,454
EAA	5,906	3,524	691	599	1,092		667	13,456
Cruise Support	131	67	278	42	(256)		310	1,513
Tour and Other	231	152	8	41	30		16	458
Intersegment elimination	(146)	(146)	—	—	—		—	—
	$16,389	$9,383	$2,197	$1,738	$3,071		$3,062	$38,881
2015
North America	$9,866	$5,925	$1,140	$994	$1,807		$854	$22,420
EAA	5,636	3,442	695	561	938		1,265	14,076
Cruise Support	119	58	223	27	(189)		162	2,248
Tour and Other	226	155	9	44	18		13	493
Intersegment elimination	(133)	(133)	—	—	—		—	—
	$15,714	$9,447	$2,067	$1,626	$2,574		$2,294	$39,237

(a)	Includes $89 million of impairment charges related to EAA’s goodwill and trademarks.

Revenue by Geographic Area, Based on Where Guests are Sourced
Revenues by geographic areas, which are based on where our guests are sourced, were as follows:

	Years Ended November 30,
(in millions)	2017	2016	2015
North America	$9,195	$8,327	$8,015
Europe	5,414	5,254	5,133
Australia and Asia	2,604	2,506	2,256
Other	297	302	310
	$17,510	$16,389	$15,714